Schedule of Long-term receivables, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long-term Receivables Schedule Of Long-term Receivables, Net 1		3,929
Long-term Receivables Schedule Of Long-term Receivables, Net 2		3,173
Long-term Receivables Schedule Of Long-term Receivables, Net 3	509
Long-term Receivables Schedule Of Long-term Receivables, Net 4		(818)
Long-term Receivables Schedule Of Long-term Receivables, Net 5		(818)
Long-term Receivables Schedule Of Long-term Receivables, Net 6	(131)
Long-term Receivables Schedule Of Long-term Receivables, Net 7		3,111
Long-term Receivables Schedule Of Long-term Receivables, Net 8		2,355
Long-term Receivables Schedule Of Long-term Receivables, Net 9	$ 378